Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven:
Personal Retirement Manager Series III

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Personal Retirement Manager Series III

Supplement dated June 8, 2023 to the variable annuity prospectus dated May 1, 2023
This supplement to the variable annuity prospectus outlines changes in fund fees related to certain investment options since the variable annuity prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract. The changes are related to:
2. Key Information Table
4. Fee Tables
Appendix A - Funds Available Under the Contract
All other provisions outlined in your variable annuity prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
In section 2. Key Information Table: The table in “Ongoing Fees and Expenses (annual charges)” showing the lowest and highest cost you could pay each year, based on current charges is deleted and replaced with the following table:

Lowest Annual Cost: $862	Highest Annual Cost: $7,728
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive fund fees and expenses	•Most expensive combination of contract classes, optional benefits and fund fees and expenses
•No sales charges or advisory fees	•No sales charges or advisory fees
•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits
In section 4. Fee Table: The Example tables comparing the cost of investing in this variable annuity with the cost of investing in other variable annuities are deleted and replaced with the following:

(1)    If you Surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$15,636	$28,705	$41,623	$75,155

(2)    If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$4,856	$19,762	$34,882	$73,266

(3)    If you do not Surrender your Contract:

1 year	3 years	5 years	10 years
$7,506	$22,712	$38,132	$77,266

In Appendix A - Funds Available Under the Contract: the following fund fee is updated as follows:

Fund and Adviser/Subadviser	Current Expenses
AB VPS Balanced Hedged Allocation Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.98%

This supplement should be retained for future reference.

HV-7977